Financial Risk Management - Average Exchange Rates Applied during Reporting Periods (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,306.12	1,291.15	1,144.1
Reporting date spot rate	1,289.4	1,267.3
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	9.32	9.85	10.42
Reporting date spot rate	9.13	9.53
CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	184.28	191.6	177.36
Reporting date spot rate	180.84	181.44
TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	41.94	43.36	40.99
Reporting date spot rate	41.98	41.27
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,412.67	1,357.29	1,353.25
Reporting date spot rate	1,426.59	1,351.2
PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	311.36	289.78	296.51
Reporting date spot rate	329.11	288.7
VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	0.0548	0.0551	0.0499
Reporting date spot rate	0.0532	0.0537